FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF COMPONENTS OF ACCOUNTS RECEIVABLES AGING

The components of the accounts receivables aging at December 31, 2024 are as follows:

	Current	30 – 60 days	60 – 90 days	Total

Accounts receivable and other receivables	$8,802	$549	$382	$9,733

The components of the accounts receivables aging at December 31, 2023 are as follows:

	Current	30 – 60 days	60 – 90 days	More than 90 days	Total

Accounts receivable and other receivables	$4,879	$333	$19	$261	$5,492

SCHEDULE OF CONTRACTUAL MATURITIES OF FINANCIAL LIABILITIES, INCLUDING ESTIMATED INTEREST PAYMENTS

The following are the contractual maturities of financial liabilities at December 31, 2024:

	Carrying amount	2025	2026
Liabilities
Lease payable	$753	$586	$167
Loans and borrowings	33,458	-	33,458
Accounts payable and other payables	15,090	15,090	-
	$49,301	$15,676	$33,625

SCHEDULE OF FINANCIAL COMMODITY CONTRACTS OUTSTANDING

At December 31, 2024, the following financial commodity contracts were outstanding and recorded at estimated fair value:

		Total Volume Hedged	Price
Commodity	Period	(BBLS)	($/BBL)
Oil – WTI Costless Collars	January 1, 2025 to March 31, 2025	36,000	$60.00 - $77.00
Oil – WTI Costless Collars	April 1, 2025 to June 30, 2025	20,400	$60.00 - $75.40
Oil – WTI Costless Collars	April 1, 2025 to June 30, 2025	1,350	$65.00 - $82.54
Oil – WTI Costless Collars	July 1, 2025 to September 30, 2025	21,000	$65.00 - $82.00
Oil – WTI Costless Collars	July 1, 2025 to September 30, 2025	750	$65.00 - $80.50
Oil – WTI Costless Collars	January 1, 2025 to March 31, 2025	15,000	$64.25 - $84.60
Oil – WTI Costless Collars	January 1, 2025 to March 31, 2025	14,400	$66.25 - $87.75
Oil – WTI Costless Collars	April 1, 2025 to June 30, 2025	3,000	$59.50 - $79.00
Oil – WTI Costless Collars	April 1, 2025 to June 30, 2025	5,700	$60.80 - $74.07
Oil – WTI Costless Collars	April 1, 2025 to June 30, 2025	13,200	$64.50 - $85.70
Oil – WTI Costless Collars	July 1, 2025 to September 30, 2025	21,900	$63.25 - $83.65
Oil – WTI Costless Collars	January 1, 2025 to March 31, 2025	15,000	$64.25 - $84.60
Oil – WTI Costless Collars	January 1, 2025 to March 31, 2025	16,200	$65.50 - $86.25
Oil – WTI Costless Collars	April 1, 2025 to June 30, 2025	10,800	$64.00 - $84.00
Oil – WTI Costless Collars	July 1, 2025 to September 30, 2025	10,800	$62.75 - $82.00
Oil – WTI Costless Collars	October 1, 2025 to December 31, 2025	10,800	$62.00 - $81.50
Oil – WTI Costless Collars	October 1, 2025 to December 31, 2025	11,400	$61.75 - $80.70
Oil – WTI Costless Collars	January 1, 2025 to March 31, 2025	27,000	$61.50 - $82.50
Oil – WTI Costless Collars	April 1, 2025 to June 30, 2025	54,000	$60.50 - $80.30
Oil – WTI Costless Collars	July 1, 2025 to September 30, 2025	54,000	$59.75 - $78.00
Oil – WTI Costless Collars	October 1, 2025 to December 31, 2025	39,000	$59.00 - $77.30
Oil – WTI Costless Collars	January 1, 2026 to March 31, 2026	48,000	$58.50 - $77.25

Subsequent to year-end, the Company entered into the following additional financial commodity contracts:

		Total Volume Hedged	Price
Commodity Contract	Period	(BBLS)	($/BBL)
Oil – WTI Costless Collars	October 1, 2025 to December 31, 2025	31,200	$58.75 - $78.00
Oil – WTI Costless Collars	April 1, 2026 to June 30, 2026	48,300	$57.00 - $75.25

SCHEDULE OF REALIZED AND UNREALIZED GAINS/LOSSES FROM THE FINANCIAL COMMODITY CONTRACTS

The realized and unrealized gains/losses from the financial commodity contracts are as follows:

	December 31,
	2024	2023

Realized loss on financial commodity contracts	$(616)	(1,379)

Unrealized gain on financial commodity contracts	$336	1,813